Deferred acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred acquisition costs - balance, beginning of the year	$ 148.2	$ 141.6	$ 120.9
Acquisition costs deferred	232.4	221.6	202.6
Amortization expense	(240.6)	(214.4)	(180.4)
Other, including foreign exchange	0.4	(0.6)	(1.5)
Deferred acquisition costs – balance, end of the year	$ 140.4	$ 148.2	$ 141.6